Note 15 - Earnings Per Share (Details) - Weighted Average Shares Outstanding, Basic and Diluted Earnings Per Share Calculations	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Weighted Average Shares Outstanding, Basic and Diluted Earnings Per Share Calculations [Abstract]0
Basic weighted average shares outstanding	19,897,603	19,302,603	19,660,918	19,302,603	19,302,603	12,720,641
Effect of dilutive securities	982,326	1,250,118	1,150,754	1,137,339	1,285,172
Diluted weighted average shares outstanding	20,879,929	20,552,721	20,811,672	20,439,942	20,587,775	12,720,641